EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Tables)	12 Months Ended
Dec. 29, 2017
EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Schedule of equipment and leasehold improvements

	December 29,	December 30,
	2017	2016
Furniture and fixtures	$3,011,000	$2,353,000
Computer hardware and software	8,355,000	7,686,000
Leasehold improvements	1,121,000	1,094,000
Equipment under capital leases	1,095,000	1,076,000
Automobiles, trucks, and field equipment	2,100,000	1,446,000
	15,682,000	13,655,000
Accumulated depreciation and amortization	(10,376,000)	(9,144,000)
Equipment and leasehold improvements, net	$5,306,000	$4,511,000